Investment Objectives and Goals - Schwab Core Bond ETF	Jan. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek to provide total return while generating income through investing in U.S. dollar-denominated debt securities.